SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Less: valuation allowance	$ (380,167)
Depreciation	(15,574)	(68,421)
Deferred tax liabilities, net	(15,574)	(5,743)
UNITED STATES
Net operating loss carry forwards	153,061
Less: valuation allowance	(153,000)	0
MALAYSIA
Net operating loss carry forwards	227,106	62,678
Less: valuation allowance	$ (217,000)	$ 0